Shareholder Report, Average Annual Return (Details)		12 Months Ended	14 Months Ended		60 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025
Global Growth Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Growth Fund — Class 1
Average Annual Return, Percent	[1]	21.98%			8.51%		12.46%
Global Growth Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Growth Fund — Class 1A
Average Annual Return, Percent	[1]	21.63%			8.24%	13.34%
Global Growth Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Growth Fund — Class 2
Average Annual Return, Percent	[1]	21.62%			8.23%		12.17%
Global Growth Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Growth Fund — Class 4
Average Annual Return, Percent	[1]	21.34%			7.97%		11.89%
Global Small Capitalization Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Small Capitalization Fund — Class 1
Average Annual Return, Percent	[1]	14.89%			0.73%		7.50%
Global Small Capitalization Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Small Capitalization Fund — Class 1A
Average Annual Return, Percent	[1]	14.63%			0.49%	7.57%
Global Small Capitalization Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Small Capitalization Fund — Class 2
Average Annual Return, Percent	[1]	14.64%			0.49%		7.23%
Global Small Capitalization Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Small Capitalization Fund — Class 4
Average Annual Return, Percent	[1]	14.33%			0.23%		6.96%
Growth Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Fund — Class 1
Average Annual Return, Percent	[1]	20.54%			13.66%		18.26%
Growth Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Fund — Class 1A
Average Annual Return, Percent	[1]	20.24%			13.37%	18.69%
Growth Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Fund — Class 2
Average Annual Return, Percent	[1]	20.24%			13.37%		17.97%
Growth Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Fund — Class 3
Average Annual Return, Percent	[1]	20.32%			13.45%		18.05%
Growth Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Fund — Class 4
Average Annual Return, Percent	[1]	19.93%			13.09%		17.67%
International Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Fund — Class 1
Average Annual Return, Percent	[1]	27.04%			3.66%		7.26%
International Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Fund — Class 1A
Average Annual Return, Percent	[1]	26.68%			3.40%	7.16%
International Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Fund — Class 2
Average Annual Return, Percent	[1]	26.77%			3.40%		7.00%
International Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Fund — Class 3
Average Annual Return, Percent	[1]	26.85%			3.48%		7.07%
International Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Fund — Class 4
Average Annual Return, Percent	[1]	26.41%			3.14%		6.73%
New World Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 1
Average Annual Return, Percent	[1]	28.60%			5.59%		9.53%
New World Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 1A
Average Annual Return, Percent	[1]	28.27%			5.32%	9.47%
New World Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 2
Average Annual Return, Percent	[1]	28.29%			5.33%		9.25%
New World Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 4
Average Annual Return, Percent	[1]	27.92%			5.06%		8.98%
Washington Mutual Investors Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 1
Average Annual Return, Percent	[1]	17.50%			14.17%		12.65%
Washington Mutual Investors Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 1A
Average Annual Return, Percent	[1]	17.21%			13.88%	11.51%
Washington Mutual Investors Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 2
Average Annual Return, Percent	[1]	17.21%			13.89%		12.36%
Washington Mutual Investors Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 4
Average Annual Return, Percent	[1]	16.90%			13.60%		12.08%
U.S. Small and Mid Cap Equity Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Small and Mid Cap Equity Fund — Class 1
Average Annual Return, Percent	[1]	15.95%	11.19%	[3]
U.S. Small and Mid Cap Equity Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Small and Mid Cap Equity Fund — Class 1A
Average Annual Return, Percent	[1]	15.93%	11.18%	[4]
U.S. Small and Mid Cap Equity Fund - Class - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Small and Mid Cap Equity Fund — Class 2
Average Annual Return, Percent	[1]	15.93%	11.17%	[5]
U.S. Small and Mid Cap Equity Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Small and Mid Cap Equity Fund — Class 4
Average Annual Return, Percent	[1]	15.88%	11.13%	[6]
Capital World Growth and Income Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Growth and Income Fund — Class 1
Average Annual Return, Percent	[1]	25.16%			10.56%		11.30%
Capital World Growth and Income Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Growth and Income Fund — Class 1A
Average Annual Return, Percent	[1]	24.79%			10.28%	11.31%
Capital World Growth and Income Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Growth and Income Fund — Class 2
Average Annual Return, Percent	[1]	24.80%			10.29%		11.02%
Capital World Growth and Income Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Growth and Income Fund — Class 4
Average Annual Return, Percent	[1]	24.46%			10.01%		10.74%
Growth-Income Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth-Income Fund — Class 1
Average Annual Return, Percent	[1]	18.37%			14.19%		14.20%
Growth-Income Fund - Class - 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth-Income Fund — Class 1A
Average Annual Return, Percent	[1]	18.06%			13.90%	13.95%
Growth-Income - Fund Class - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth-Income Fund — Class 2
Average Annual Return, Percent	[1]	18.06%			13.90%		13.92%
Growth-Income Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth-Income Fund — Class 3
Average Annual Return, Percent	[1]	18.13%			13.98%		14.00%
Growth-Income Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth-Income Fund — Class 4
Average Annual Return, Percent	[1]	17.77%			13.62%		13.63%
International Growth and Income Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 1
Average Annual Return, Percent	[1]	35.83%			7.97%		8.08%
International Growth and Income Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 1A
Average Annual Return, Percent	[1]	35.35%			7.68%	8.39%
International Growth and Income Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 2
Average Annual Return, Percent	[1]	35.41%			7.69%		7.81%
International Growth and Income Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 4
Average Annual Return, Percent	[1]	35.09%			7.42%		7.54%
Capital Income Builder - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 1
Average Annual Return, Percent	[1]	20.69%			9.36%		7.84%
Capital Income Builder - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 1A
Average Annual Return, Percent	[1]	20.42%			9.09%	7.88%
Capital Income Builder - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 2
Average Annual Return, Percent	[1]	20.41%			9.08%		7.59%
Capital Income Builder - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 4
Average Annual Return, Percent	[1]	20.16%			8.82%		7.32%
Asset Allocation Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Asset Allocation Fund — Class 1
Average Annual Return, Percent	[1]	16.16%			9.24%		10.05%
Asset Allocation Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Asset Allocation Fund — Class 1A
Average Annual Return, Percent	[1]	15.86%			8.97%	9.68%
Asset Allocation Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Asset Allocation Fund — Class 2
Average Annual Return, Percent	[1]	15.85%			8.97%		9.77%
Asset Allocation Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Asset Allocation Fund — Class 3
Average Annual Return, Percent	[1]	15.94%			9.05%		9.85%
Asset Allocation Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Asset Allocation Fund — Class 4
Average Annual Return, Percent	[1]	15.59%			8.70%		9.50%
American Funds Global Balanced Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 1
Average Annual Return, Percent	[1]	17.42%			6.37%		7.96%
American Funds Global Balanced Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 1A
Average Annual Return, Percent	[1]	17.21%			6.12%	7.99%
American Funds Global Balanced Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 2
Average Annual Return, Percent	[1]	17.14%			6.11%		7.69%
American Funds Global Balanced Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 4
Average Annual Return, Percent	[1]	16.96%			5.85%		7.43%
The Bond Fund of America Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Bond Fund of America — Class 1
Average Annual Return, Percent	[1]	7.40%			0.10%		2.61%
The Bond Fund of America Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Bond Fund of America — Class 1A
Average Annual Return, Percent	[1]	7.24%			(0.14%)	2.28%
The Bond Fund of America - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Bond Fund of America — Class 2
Average Annual Return, Percent	[1]	7.26%			(0.14%)		2.36%
The Bond Fund of America - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Bond Fund of America — Class 4
Average Annual Return, Percent	[1]	6.98%			(0.38%)		2.11%
Capital World Bond Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 1
Average Annual Return, Percent	[1]	9.55%			(2.27%)		1.47%
Capital World Bond Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 1A
Average Annual Return, Percent	[1]	9.31%			(2.50%)	1.09%
Capital World Bond Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 2
Average Annual Return, Percent	[1]	9.39%			(2.50%)		1.23%
Capital World Bond Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital World Bond Fund — Class 4
Average Annual Return, Percent	[1]	9.03%			(2.76%)		0.97%
American High-Income Trust - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 1
Average Annual Return, Percent	[1]	8.52%			5.87%		7.22%
American High-Income Trust - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 1A
Average Annual Return, Percent	[1]	8.19%			5.59%	5.74%
American High-Income Trust - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 2
Average Annual Return, Percent	[1]	8.24%			5.60%		6.96%
American High-Income Trust - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 3
Average Annual Return, Percent	[1]	8.26%			5.68%		7.03%
American High-Income Trust - Class -4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Trust — Class 4
Average Annual Return, Percent	[1]	7.93%			5.33%		6.68%
American Funds Mortgage Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class 1
Average Annual Return, Percent	[1]	8.92%			0.57%		1.94%
American Funds Mortgage Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class 1A
Average Annual Return, Percent	[1]	8.57%			0.31%	1.64%
American Funds Mortgage Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class 2
Average Annual Return, Percent	[1]	8.63%			0.31%		1.68%
American Funds Mortgage Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class 4
Average Annual Return, Percent	[1]	8.32%			0.06%		1.43%
Ultra-Short Bond Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ultra-Short Bond Fund — Class 1
Average Annual Return, Percent	[1]	4.15%			3.02%		1.96%
Ultra-Short Bond Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ultra-Short Bond Fund — Class 1A
Average Annual Return, Percent	[1]	3.92%			2.90%	2.11%
Ultra-Short Bond Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ultra-Short Bond Fund — Class 2
Average Annual Return, Percent	[1]	3.83%			2.78%		1.71%
Ultra-Short Bond Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ultra-Short Bond Fund — Class 3
Average Annual Return, Percent	[1]	3.86%			2.83%		1.78%
Ultra-Short Bond Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ultra-Short Bond Fund — Class 4
Average Annual Return, Percent	[1]	3.59%			2.53%		1.46%
U.S. Government Securities Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 1
Average Annual Return, Percent	[1]	8.01%			0.01%		1.95%
U.S. Government Securities Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 1A
Average Annual Return, Percent	[1]	7.80%			(0.24%)	1.77%
U.S. Government Securities Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 2
Average Annual Return, Percent	[1]	7.75%			(0.23%)		1.70%
U.S. Government Securities Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 3
Average Annual Return, Percent	[1]	7.78%			(0.19%)		1.77%
U.S. Government Securities Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 4
Average Annual Return, Percent	[1]	7.54%			(0.49%)		1.45%
Managed Risk Growth Fund - Class P1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Risk Growth Fund — Class P1
Average Annual Return, Percent	[1]	13.63%			8.22%		12.03%
Managed Risk Growth Fund - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Risk Growth Fund — Class P2
Average Annual Return, Percent	[1]	13.41%			7.96%		11.74%
Managed Risk International Fund - Class P1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Risk International Fund — Class P1
Average Annual Return, Percent	[1]	15.33%			(0.04%)		3.23%
Managed Risk International Fund - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Risk International Fund — Class P2
Average Annual Return, Percent	[1]	15.09%			(0.29%)		2.90%
Managed Risk Washington Mutual Investors Fund - Class P1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Risk Washington Mutual Investors Fund — Class P1
Average Annual Return, Percent	[1]	10.95%			8.32%		7.50%
Managed Risk Washington Mutual Investors Fund - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Risk Washington Mutual Investors Fund — Class P2
Average Annual Return, Percent	[1]	10.65%			8.04%		7.18%
Managed Risk Growth-Income Fund - Class P1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Risk Growth-Income Fund — Class P1
Average Annual Return, Percent	[1]	11.45%			7.97%		9.26%
Managed Risk Growth-Income Fund - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Risk Growth-Income Fund — Class P2
Average Annual Return, Percent	[1]	11.17%			7.70%		8.98%
Managed Risk Asset Allocation Fund - Class P1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Risk Asset Allocation Fund — Class P1
Average Annual Return, Percent	[1]	12.01%			6.71%		7.44%
Managed Risk Asset Allocation Fund - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Risk Asset Allocation Fund — Class P2
Average Annual Return, Percent	[1]	11.67%			6.43%		7.17%
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[7],[8]	22.34%			11.19%	11.95%	11.72%
MSCI ACWI IMI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI Index
Average Annual Return, Percent	[8]	22.06%			10.75%	11.59%	11.45%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent	[8]	33.57%			4.20%	7.87%	8.42%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[9]	17.15%	15.18%	[3],[4],[5],[6]
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[10]	8.17%			(2.15%)	1.18%	1.26%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[10]	7.30%			(0.36%)	1.92%	2.01%
MSCI ACWI (All Country World Index) ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA
Average Annual Return, Percent	[8]	32.39% [11]			7.91% [11]	8.64%	8.41% [11]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[12],[13]	17.88%			14.42%	14.95%	14.82%
MSCI All Country World Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Small Cap Index
Average Annual Return, Percent	[8]	19.72%			7.29%	8.90%	9.32%
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[8]	22.34%			11.19%	11.95%	11.72%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent	[9]	11.91%	8.16%	[3],[4],[5],[6]
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent	[9]	10.60%	6.77%	[3],[4],[5],[6]
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[7]	17.73%			7.73%	9.05%	8.92%
Bloomberg U.S. Aggregate Index One [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[7],[12]	7.30%			(0.36%)	1.92%	2.01%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[12]	13.70%			8.47%	9.83%	9.78%
Global Balanced Historical Benchmarks Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Balanced Historical Benchmarks Index
Average Annual Return, Percent	[7]	15.15%			5.53%	7.57%	7.49%
Global Balanced Fixed Income Historical Benchmarks Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Balanced Fixed Income Historical Benchmarks Index
Average Annual Return, Percent	[7]	4.86%			(2.75%)	0.83%	0.95%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corp High Yield 2% Issuer Capped Index
Average Annual Return, Percent	[10]	8.62%			4.50%	5.30%	6.52%
Bloomberg U.S. Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent	[10]	8.58%			0.15%	1.58%	1.59%
Bloomberg Short Term Government Or Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short-Term Government/Corporate Index
Average Annual Return, Percent	[10]	4.46%			3.12%	2.51%	2.34%
Bloomberg U.S. Government/Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Mortgage-Backed Securities Index
Average Annual Return, Percent	[10]	7.09%			(0.53%)	1.47%	1.46%
S&P 500 Managed Risk Index - Moderate Aggressive [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Managed Risk Index - Moderate Aggressive
Average Annual Return, Percent	[13]	7.55%			9.57%		9.68%
S And P EPAC Ex Korea LargeMidCap Managed Risk Index Moderate Aggressive [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive
Average Annual Return, Percent	[11]	15.41%			4.93%		4.73%
S&P 500 Managed Risk Index - Moderate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Managed Risk Index - Moderate
Average Annual Return, Percent	[13]	7.47%			8.36%		8.78%
S&P 500 Managed Risk Index - Moderate Conservative [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Managed Risk Index - Moderate Conservative
Average Annual Return, Percent	[13]	7.41%			7.19%		7.94%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class 1A shares were first offered on January 6, 2017.
[3]	Class 1 shares were first offered on November 15, 2024.
[4]	Class 1A shares were first offered on November 15, 2024.
[5]	Class 2 shares were first offered on November 15, 2024.
[6]	Class 4 shares were first offered on November 15, 2024.
[7]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
[9]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
[10]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
[11]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
[12]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
[13]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.